SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Buildings [Member]
Property and Equipment [Line Items]
Estimated useful lives	7 to 25 years or over the term of the land use right agreement or lease agreement, whichever is shorter
Aircraft [Member]
Property and Equipment [Line Items]
Estimated useful lives	10 years
Leasehold improvements [Member]
Property and Equipment [Line Items]
Estimated useful lives	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful lives	2 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful lives	10 years
Motor vehicles [Member]
Property and Equipment [Line Items]
Estimated useful lives	5 years
Plant and gaming machinery [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful lives	3 years
Plant and gaming machinery [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful lives	5 years